Background and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Background and Basis of Presentation

1. Background and Basis of Presentation

Based in Columbus, Ohio, Momentive Specialty Chemicals Inc., (which may be referred to as “MSC” or the “Company”) serves global industrial markets through a broad range of thermoset technologies, specialty products and technical support for customers in a diverse range of applications and industries. The Company’s business is organized based on the products offered and the markets served. At March 31, 2013, the Company had two reportable segments: Epoxy, Phenolic and Coating Resins and Forest Products Resins.

The Company’s direct parent is Momentive Specialty Chemicals Holdings LLC (“MSC Holdings”), a holding company and wholly owned subsidiary of Momentive Performance Materials Holdings LLC (“Momentive Holdings”), the ultimate parent entity of MSC. On October 1, 2010, MSC Holdings and Momentive Performance Materials Holdings Inc. (“MPM Holdings”), the parent company of Momentive Performance Materials Inc. (“MPM”), became subsidiaries of Momentive Holdings. This transaction is referred to as the “Momentive Combination.” Momentive Holdings is controlled by investment funds managed by affiliates of Apollo Management Holdings, L.P. (together with Apollo Global Management, LLC and its subsidiaries, “Apollo”). Apollo may also be referred to as the Company’s owner.

The unaudited Condensed Consolidated Financial Statements include the accounts of the Company, its majority-owned subsidiaries in which minority shareholders hold no substantive participating rights and variable interest entities (“VIEs”) in which the Company is the primary beneficiary. Intercompany accounts and transactions are eliminated in consolidation. In the opinion of management, all adjustments consisting of normal, recurring adjustments considered necessary for a fair statement have been included. Results for the interim periods are not necessarily indicative of results for the entire year.

Year-end condensed consolidated balance sheet data was derived from audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States of America.

Pursuant to the rules and regulations of the Securities and Exchange Commission, certain information and disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. These unaudited Condensed Consolidated Financial Statements should be read in conjunction with the audited Consolidated Financial Statements and the accompanying notes included in the Company’s most recent Annual Report on Form 10-K.

The Company revised the unaudited Condensed Consolidated Statement of Operations for the three months ended March 31, 2012 to correct for the classification of accelerated depreciation of $6 that was originally classified in “Other operating (income) expense, net.” The amount has now been properly classified in “Cost of sales.”

The Company also revised the unaudited Condensed Consolidated Statement of Cash Flows for the three months ended March 31, 2012 to correct for the classification of certain outstanding checks that were originally classified as “Accounts payable.” The amounts have now been properly classified as a reduction to “Cash and cash equivalents.” Management does not believe these revisions were material to the Company’s unaudited Condensed Consolidated Financial Statements. The impacts of correcting the unaudited Condensed Consolidated Statement of Cash Flows for the specified period are as follows:

Consolidated Statement of Cash Flows:	As Previously Reported	Adjustments	As Revised
Net cash provided by operating activities	$16	$2	$18
Cash and cash equivalents (unrestricted) at beginning of period	428	(12)	416
Cash and cash equivalents (unrestricted) at end of period	397	(10)	387

Footnotes contained herein have been revised, where applicable, for the revisions discussed above.

1. Background and Basis of Presentation

Based in Columbus, Ohio, Momentive Specialty Chemicals Inc., (which may be referred to as “MSC” or the “Company”) serves global industrial markets through a broad range of thermoset technologies, specialty products and technical support for customers in a diverse range of applications and industries. At December 31, 2012, Company had 61 production and manufacturing facilities, with 26 located in the United States. The Company’s business is organized based on the products offered and the markets served. At December 31, 2012, the Company had two reportable segments: Epoxy, Phenolic and Coating Resins and Forest Products Resins.

The Company’s direct parent is Momentive Specialty Chemicals Holdings LLC (“MSC Holdings”), a holding company and wholly owned subsidiary of Momentive Performance Materials Holdings LLC (“Momentive Holdings”), the ultimate parent entity of MSC. On October 1, 2010, MSC Holdings and Momentive Performance Materials Holdings Inc. (“MPM Holdings”), the parent company of Momentive Performance Materials Inc. (“MPM”), became subsidiaries of Momentive Holdings. This transaction is referred to as the “Momentive Combination.” Momentive Holdings is controlled by investment funds managed by affiliates of Apollo Management Holdings, L.P. (together with Apollo Global Management, LLC and its subsidiaries, “Apollo”). Apollo may also be referred to as the Company’s owner.

As of December 31, 2012, the Company has elected not to apply push-down accounting of its parent’s basis as a result of the Momentive Combination because it is a public reporting registrant as a result of significant public debt that was outstanding before and after the Momentive Combination.

During the fourth quarter of 2012 the Company identified out of period income tax expense of approximately $21, which related to the third quarter of 2012. This adjustment had no impact on the Consolidated Financial Statements for the year ended December 31, 2012 or any prior period except for the three and nine months ended September 30, 2012, wherein income tax benefit was overstated by approximately $21. Management does not believe that this out of period error is material to the unaudited Condensed Consolidated Financial Statements for the three and nine months ended September 30, 2012, and will revise such financial statements in a future filing. The revision will result in a reduction in income tax benefit of $21 for the three and nine months ended September 30, 2012.

During the first quarter of 2012, the Company recorded an out of period loss of approximately $3 related to the disposal of long-lived assets. As a result of this adjustment, the Company’s Loss from continuing operations before income tax increased by $3 and Net income decreased by $2 for the year ended December 31, 2012. Of the $3 increase to Loss from continuing operations before income tax, approximately $1 and $2 should have been recorded in the years ended December 31, 2011 and 2010, respectively. Management does not believe that this out of period error is material to the Consolidated Financial Statements for the year ended December 31, 2012, or to any prior periods.

Additionally, the Company revised the Consolidated Statements of Cash Flows for the years ended December 31, 2011 and 2010 to correct for the classification of dividends of $12 and $6, respectively, received from unconsolidated affiliates that were originally included in investing activities, but have now been properly classified in operating activities. The Company also revised the Consolidated Balance Sheet as of December 31, 2011 and the Consolidated Statements of Cash Flows for the years ended December 31, 2011 and 2010 to correct for the classification of certain outstanding checks that were originally classified as “Accounts payable.” The amounts have now been properly classified as a reduction to “Cash and cash equivalents.” Management does not believe these revisions were material to the Company’s Consolidated Financial Statements. The impacts of correcting the financial statements for the specified periods are as follows:

Consolidated Balance Sheets:	As Previously Reported	Adjustments	As Revised
As of December 31, 2011
Cash and cash equivalents	$431	$(12)	$419
Accounts payable	393	(12)	381

Consolidated Statements of Cash Flows:	As Previously Reported	Adjustments	As Revised
Year Ended December 31, 2011
Net cash provided by operating activities	$151	$20	$171
Net cash provided by investing activities	45	(12)	33
Cash and cash equivalents (unrestricted) at beginning of year	180	(20)	160
Cash and cash equivalents (unrestricted) at end of year	428	(12)	416

Year Ended December 31, 2010
Net cash provided by operating activities	$45	$6	$51
Net cash used in investing activities	(99)	(6)	(105)
Cash and cash equivalents (unrestricted) at beginning of year	135	(20)	115
Cash and cash equivalents (unrestricted) at end of year	180	(20)	160

Footnotes contained herein have been revised, where applicable, for the revisions discussed above.